Supplemental Cash Flow Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental Cash Flow Information [Abstract]
Paid interest	€ 167,752	€ 60,065
Income taxes	€ 0	€ 252